Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Basic And Diluted Earnings Per Share Abstract
Net income attributable to TOYO Co., Ltd.’s shareholders		$ 39,659,898	$ 40,614,170	$ 9,889,155
Less: Net income attributable to holders of earnout shares		5,427,851	7,086,765
Net income attributable to TOYO Co., Ltd.’s ordinary shareholders		$ 34,232,047	$ 33,527,405	$ 9,889,155
Weighted average number of ordinary share outstanding – basic (in Shares)	[1]	30,099,569	30,751,424	41,000,000
Earnings per share – basic (in Dollars per share)	[1]	$ 1.14	$ 1.09	$ 0.24
Weighted average number of ordinary share outstanding – diluted (in Shares)	[1]	30,333,876	30,751,424	41,000,000
Earnings per share – diluted (in Dollars per share)	[1]	$ 1.13	$ 1.09	$ 0.24

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).